Acquisitions	6 Months Ended
Jun. 30, 2011
Acquisitions
Acquisitions

4. Acquisitions

Emergent Group Inc.

        On April 1, 2011 (the "Acquisition Date"), we completed our acquisition of Emergent Group for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding Emergent Group shares were purchased at a price of $8.46 per share. Emergent Group's wholly owned subsidiary, PRI Medical Technologies, Inc. ("PRI Medical"), is a provider of surgical laser equipment services primarily for the urology community. The purchase of Emergent Group supports our strategic growth initiatives to diversify our outsourcing offerings to our customers. The acquisition of Emergent Group was funded primarily by drawings under our $195.0 million senior secured credit facility, which is described below in Note 9, Long-Term Debt.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the Acquisition Date:

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Inventories	1,222
Deferred income taxes	208
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	38,833

Accounts payable	1,972
Accrued expenses	1,571
Other liabilities	1,454
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,283

Net identifiable assets acquired	19,550
Non controlling interests	(379)
Goodwill	40,848

Net assets acquired	$60,019

        The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the Acquisition Date to estimate the fair value of assets acquired and liabilities assumed. Additionally, we believe our net accounts receivable to be collectible. The Company believes that the available information provides a reasonable basis for preliminarily estimating the fair values. We will continue to evaluate the above purchase price allocation as better information becomes available, particularly as it relates to income taxes. We anticipate additional relevant information to become available as we complete and file our related tax returns. We expect to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the Acquisition Date.

        The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in thousands)	Amortization Period (in years)
Customer relationships	$17,669	8
Trade names	4,264	10
Proprietary software	217	3

Total	$22,150

        The $40.8 million of goodwill was assigned to our Outsourcing segment. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across Emergent Group, the assembled workforce of Emergent Group and other factors. The goodwill recognized is not deductible for income tax purposes.

        The Company expensed $1.2 million and $2.0 million of Emergent Group acquisition-related costs for the three and six-month periods ended June 30, 2011, respectively. These costs are included in line item entitled "acquisition and integration expenses" in the accompanying consolidated statements of operations and are comprised of the following items:

	Acquisition and integration expenses
(in thousands)	Three Months Ended June 30, 2011	Six Months Ended June 30, 2011
Investment banking fees	$825	$825
Legal, accounting and other costs	400	1,174

Total	$1,225	$1,999

        The amounts of revenue and net income of Emergent Group included in the Company's consolidated statements of operations from the Acquisition Date to June 30, 2011 are as follows (in thousands):

Revenue and income included in the Consolidated Statements of Operations from April 1, 2011 to June 30, 2011
Revenue	$8,055
Net income attributable to Emergent Group	$191

        The following supplemental pro forma information presents the financial results as if the acquisition of Emergent Group had occurred on January 1, 2011 and January 1, 2010 for the six months ended June 30, 2011 and the three and six months ended June 30, 2010, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2011 or January 1, 2010, nor are they indicative of any future results.

(in thousands)	Six Months Ended June 30, 2011
Pro forma consolidated results
Revenue	$181,628
Net loss attributable to Universal Hospital Services, Inc.	(9,241)

(in thousands)	Three Months Ended June 30, 2010	Six Months Ended June 30, 2010
Pro forma consolidated results
Revenue	$83,980	$171,527
Net loss attributable to Universal Hospital Services, Inc.	(5,565)	(8,138)

        These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Emergent Group to reflect the additional depreciation, amortization and interest that would have been charged assuming the fair value adjustments primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2011 and 2010, as applicable, together with the consequential tax effects.

Other Acquisition

        On May 31, 2011, we completed the acquisition of certain assets of the equipment rental division of a medical equipment manufacturer for $6.5 million in cash. The assets acquired primarily consisted of movable medical equipment of approximately $1.7 million, customer relationship intangibles of approximately $1.9 million and goodwill of approximately $2.9 million. The acquisition was funded through our $195.0 million senior secured credit facility, which is described below in Note 9, Long-Term Debt.

        The following table summarizes the impact of our second quarter acquisitions related to goodwill at June 30, 2011:

(in thousands)	Goodwill
Balance at December 31, 2010	$280,211
Acquisition of Emergent Group Inc.	40,848
Other acquisition	2,930

Balance at June 30, 2011	$323,989

        There is no aggregate goodwill impairment for any of the periods presented in our financial statements.